Income Taxes - Schedule of the components of income before income taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income before income taxes:
Domestic (Ireland)	$ 197	$ 173	$ 235
Income before income taxes	560	1,138	1,426
Income tax expense consists of the following components:
Investment tax credits	8	10	16
Current tax expense (net of investment tax credits of $8, $10 and $16)
Domestic (Ireland)	64	44	33
Total current tax expense	378	340	350
Deferred tax expense (benefit):
Domestic (Ireland)	19	2	0
Total deferred tax (benefit) expense	(137)	(28)	41
Total income tax expense	241	312	391
U.S.
Income before income taxes:
Foreign	(111)	(17)	(22)
Current tax expense (net of investment tax credits of $8, $10 and $16)
Foreign	66	4	1
Deferred tax expense (benefit):
Foreign	(123)	1	1
Non-US
Income before income taxes:
Foreign	474	982	1,213
Current tax expense (net of investment tax credits of $8, $10 and $16)
Foreign	248	292	316
Deferred tax expense (benefit):
Foreign	$ (33)	$ (31)	$ 40